Total
Putnam International Value Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
October 30, 2023
Annual Fund Operating Expenses - Putnam International Value Fund		Class A	Class B	Class C	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.44%	0.44%	0.44%	0.44%	0.25%	0.44%
Expenses (as a percentage of Assets)		1.43%	2.18%	2.18%	1.68%	0.99%	1.18%
Fee Waiver or Reimbursement	[2]	(0.29%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Net Expenses (as a percentage of Assets)		1.14%	1.89%	1.89%	1.39%	0.70%	0.89%
[1]	Management fees reflect a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI EAFE Value Index (ND). For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.682%.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through October 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam International Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	975	1,286	2,166
Class B	692	954	1,343	2,300	192	654	1,143	2,300
Class C	292	654	1,143	2,300	192	654	1,143	2,300
Class R	142	501	885	1,963
Class R6	72	286	519	1,187
Class Y	91	346	621	1,406